[TEXT]

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549


                                    FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: June 30, 2000

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):  [  ] is a restatement.
                                   [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Steele & Company, LTD.
Address:  32 W. Hoster Street, Suite 250
          Columbus, OH 43215

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information conatained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Michael B. Steele
Title:    General Partner
Phone:    614-461-5901
Signature, Place, and Date of Signing:

     /s/ Michael B. Steele     Columbus, Ohio     August 11, 2000



Report Type (Check only one.):

[ X ]     13F HOLDINGS REPORT

[   ]     13F NOTICE

[   ]     13F COMBINATION REPORT


List of Other Managers Reporting for this Manager: N/A



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:      0
Form 13F Information Table Entry Total: 37
Form 13F Information Table Value Total: 128,006,000

List of Other Included Managers:   N/A

No.  13F File Number     Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADC Telecom                    COM              000886101     7069 84275.000SH       SOLE                                  84275.000
AFLAC                          COM              001055102     4702 102352.000SH      SOLE                                 102352.000
Amer Int'l Group               COM              026874107     5006 42602.000SH       SOLE                                  42602.000
Automatic Data                 COM              053015103     4460 83265.000SH       SOLE                                  83265.000
BISYS Group                    COM              055472104      677 11010.000SH       SOLE                                  11010.000
Bank One                       COM              06423A103     4254 160165.000SH      SOLE                                 160165.000
Cardinal Health                COM              14149Y108     6625 89527.000SH       SOLE                                  89527.000
Cisco Systems                  COM              17275R102     5139 80844.000SH       SOLE                                  80844.000
Citigroup                      COM              172967101     4783 79386.000SH       SOLE                                  79386.000
Dallas Semiconductor           COM              235204104      658 16150.000SH       SOLE                                  16150.000
Dycom Industries               COM              267475101     4683 101808.000SH      SOLE                                 101808.000
EMC Corp                       COM              268648102     5847 76000.000SH       SOLE                                  76000.000
Ericson L M Tel ADR            COM              294821400     2002 100120.000SH      SOLE                                 100120.000
Fastenal                       COM              311900104     4843 95660.000SH       SOLE                                  95660.000
General Electric               COM              369604103     4906 92565.000SH       SOLE                                  92565.000
Guidant                        COM              401698105      224 4525.000 SH       SOLE                                   4525.000
Huntington Bncshrs             COM              446150104      226 14310.000SH       SOLE                                  14310.000
IBM                            COM              459200101     4697 42870.000SH       SOLE                                  42870.000
Intel                          COM              485140100     5704 42665.000SH       SOLE                                  42665.000
Lexmark Int'l Gp A             COM              529771107     3638 54100.000SH       SOLE                                  54100.000
Lucent Technolgies             COM              549463107     3945 66590.000SH       SOLE                                  66590.000
MCI WorldCom                   COM              55268B106     5076 110659.000SH      SOLE                                 110659.000
Microsoft                      COM              594918104     4074 50924.000SH       SOLE                                  50924.000
Motorola                       COM              620076109      461 15855.000SH       SOLE                                  15855.000
NEXTEL Comm                    COM              65332v103     2287 37380.000SH       SOLE                                  37380.000
Nokia Corp                     COM              654902204     2229 44645.000SH       SOLE                                  44645.000
Nortel Networks                COM              656568102     2812 41200.000SH       SOLE                                  41200.000
Oracle Systems                 COM              68389x105     2741 32610.000SH       SOLE                                  32610.000
Paychex                        COM              704326107     6145 146298.300SH      SOLE                                 146298.300
QUALCOMM Inc                   COM              747525103     2282 38035.000SH       SOLE                                  38035.000
Sealed Air Corp                COM              812115103     4621 88225.000SH       SOLE                                  88225.000
Sun Microsystems               COM              866810104     2541 27945.000SH       SOLE                                  27945.000
Thermo Instr/ASE               COM              883559106     1110 60834.000SH       SOLE                                  60834.000
Tyco International             COM              902124106     5007 105680.000SH      SOLE                                 105680.000
Vodafone Grp ADR               COM              92857t107     1850 44650.000SH       SOLE                                  44650.000
WellCare Mgt**                 COM              949470108        6 10000.000SH       SOLE                                  10000.000
Wendy's                        COM              950590109      676 37950.000SH       SOLE                                  37950.000
Dreyfus Fd                                                     215 16835.309SH       SOLE                                  16835.309